Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Fidelity Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Index Fund
Class Name	Fidelity® Small Cap Index Fund
Trading Symbol	FSSNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Small Cap Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 29,025,655,588
Holdings Count | shares	1,970
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$29,025,655,588
Number of Holdings	1,970
Portfolio Turnover	25%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.1 Health Care 17.0 Financials 16.8 Information Technology 16.4 Consumer Discretionary 9.1 Real Estate 5.5 Energy 4.8 Materials 4.0 Utilities 3.3 Communication Services 2.7 Consumer Staples 1.8 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 95.8 Canada 1.4 Thailand 0.6 United Kingdom 0.3 Switzerland 0.3 Puerto Rico 0.3 Brazil 0.2 Bermuda 0.2 Norway 0.1 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Canada - 1.4 Thailand - 0.6 United Kingdom - 0.3 Switzerland - 0.3 Puerto Rico - 0.3 Brazil - 0.2 Bermuda - 0.2 Norway - 0.1 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 1.1 Credo Technology Group Holding Ltd 1.1 IonQ Inc 0.6 Fabrinet 0.6 Kratos Defense & Security Solutions Inc 0.6 Rigetti Computing Inc Class A 0.6 NEXTracker Inc Class A 0.5 Oklo Inc Class A 0.5 AeroVironment Inc 0.5 D-Wave Quantum Inc 0.4 6.5
Fidelity Series Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Growth Index Fund
Class Name	Fidelity® Series Large Cap Growth Index Fund
Trading Symbol	FHOFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Large Cap Growth Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Growth Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,228,441,587
Holdings Count | shares	396
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$2,228,441,587
Number of Holdings	396
Portfolio Turnover	39%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.6 Consumer Discretionary 12.9 Communication Services 11.2 Health Care 6.9 Financials 5.8 Industrials 5.7 Consumer Staples 2.3 Real Estate 0.4 Materials 0.3 Utilities 0.3 Energy 0.3 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 99.5 Brazil 0.2 Korea (South) 0.1 United Kingdom 0.1 Canada 0.1 Switzerland 0.0 Kazakhstan 0.0 Germany 0.0 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Brazil - 0.2 Korea (South) - 0.1 United Kingdom - 0.1 Canada - 0.1 Switzerland - 0.0 Kazakhstan - 0.0 Germany - 0.0 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.8 Apple Inc 11.5 Microsoft Corp 11.2 Broadcom Inc 5.0 Amazon.com Inc 4.5 Tesla Inc 3.9 Meta Platforms Inc Class A 3.2 Alphabet Inc Class A 3.1 Alphabet Inc Class C 2.5 Eli Lilly & Co 2.1 60.8
Fidelity Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mid Cap Index Fund
Class Name	Fidelity® Mid Cap Index Fund
Trading Symbol	FSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Mid Cap Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Index Fund	$ 1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
Net Assets	$ 45,043,880,479
Holdings Count | shares	816
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$45,043,880,479
Number of Holdings	816
Portfolio Turnover	20%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.6 Financials 15.1 Information Technology 12.5 Consumer Discretionary 11.4 Health Care 9.8 Real Estate 7.0 Utilities 6.2 Energy 5.5 Materials 4.9 Consumer Staples 4.7 Communication Services 4.2 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 98.2 United Kingdom 0.7 Canada 0.4 Korea (South) 0.3 Bermuda 0.1 Switzerland 0.1 Puerto Rico 0.1 Brazil 0.1 Guatemala 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 United Kingdom - 0.7 Canada - 0.4 Korea (South) - 0.3 Bermuda - 0.1 Switzerland - 0.1 Puerto Rico - 0.1 Brazil - 0.1 Guatemala - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Robinhood Markets Inc Class A 0.9 Howmet Aerospace Inc 0.8 Royal Caribbean Cruises Ltd 0.7 Cloudflare Inc Class A 0.6 Bank of New York Mellon Corp/The 0.6 Vertiv Holdings Co Class A 0.6 Coinbase Global Inc Class A 0.6 Corning Inc 0.6 ROBLOX Corp Class A 0.6 Quanta Services Inc 0.6 6.6
Fidelity Large Cap Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Value Index Fund
Class Name	Fidelity® Large Cap Value Index Fund
Trading Symbol	FLCOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Value Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Value Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 12,230,248,284
Holdings Count | shares	871
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$12,230,248,284
Number of Holdings	871
Portfolio Turnover	28%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 21.8 Industrials 13.3 Health Care 11.9 Information Technology 11.3 Communication Services 8.1 Consumer Discretionary 7.6 Consumer Staples 7.3 Energy 5.9 Utilities 4.6 Real Estate 4.1 Materials 3.9 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.6 United Kingdom 0.2 Canada 0.2 Bermuda 0.0 Mexico 0.0 Brazil 0.0 Puerto Rico 0.0 Guatemala 0.0 Finland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.6 United Kingdom - 0.2 Canada - 0.2 Bermuda - 0.0 Mexico - 0.0 Brazil - 0.0 Puerto Rico - 0.0 Guatemala - 0.0 Finland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 3.1 JPMorgan Chase & Co 3.1 Amazon.com Inc 2.3 Alphabet Inc Class A 2.1 Exxon Mobil Corp 1.8 Johnson & Johnson 1.7 Alphabet Inc Class C 1.6 Walmart Inc 1.5 Procter & Gamble Co/The 1.2 Bank of America Corp 1.2 19.6
Fidelity Large Cap Growth Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Large Cap Growth Index Fund
Class Name	Fidelity® Large Cap Growth Index Fund
Trading Symbol	FSPGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Large Cap Growth Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Large Cap Growth Index Fund	$ 2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 44,043,584,852
Holdings Count | shares	396
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$44,043,584,852
Number of Holdings	396
Portfolio Turnover	24%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.7 Consumer Discretionary 13.0 Communication Services 11.2 Health Care 6.9 Financials 5.8 Industrials 5.7 Consumer Staples 2.3 Real Estate 0.4 Materials 0.3 Utilities 0.3 Energy 0.2 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 99.5 Brazil 0.2 Korea (South) 0.1 United Kingdom 0.1 Canada 0.1 Switzerland 0.0 Kazakhstan 0.0 Puerto Rico 0.0 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Brazil - 0.2 Korea (South) - 0.1 United Kingdom - 0.1 Canada - 0.1 Switzerland - 0.0 Kazakhstan - 0.0 Puerto Rico - 0.0 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.8 Apple Inc 11.5 Microsoft Corp 11.2 Broadcom Inc 5.1 Amazon.com Inc 4.5 Tesla Inc 3.9 Meta Platforms Inc Class A 3.2 Alphabet Inc Class A 3.2 Alphabet Inc Class C 2.5 Eli Lilly & Co 2.1 61.0
Fidelity Flex Small Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Index Fund
Class Name	Fidelity Flex® Small Cap Index Fund
Trading Symbol	FLXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 345,758,430
Holdings Count | shares	1,542
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$345,758,430
Number of Holdings	1,542
Portfolio Turnover	92%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.5 Information Technology 16.7 Financials 16.6 Health Care 15.8 Consumer Discretionary 10.7 Real Estate 4.9 Energy 4.2 Communication Services 3.6 Materials 3.2 Utilities 2.4 Consumer Staples 2.1 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 98.0 Canada 0.7 Puerto Rico 0.3 Netherlands 0.2 Japan 0.1 Bahamas (Nassau) 0.1 Monaco 0.1 Switzerland 0.1 Israel 0.1 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.0 Canada - 0.7 Puerto Rico - 0.3 Netherlands - 0.2 Japan - 0.1 Bahamas (Nassau) - 0.1 Monaco - 0.1 Switzerland - 0.1 Israel - 0.1 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 1.1 Credo Technology Group Holding Ltd 1.1 Rocket Lab Corp 1.1 AST SpaceMobile Inc Class A 0.8 IonQ Inc 0.8 Kratos Defense & Security Solutions Inc 0.7 Oklo Inc Class A 0.6 Rigetti Computing Inc Class A 0.6 D-Wave Quantum Inc 0.5 AeroVironment Inc 0.5 7.8
Fidelity Flex Mid Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Index Fund
Class Name	Fidelity Flex® Mid Cap Index Fund
Trading Symbol	FLAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Index Fund for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 504,475,033
Holdings Count | shares	504
Investment Company Portfolio Turnover	135.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$504,475,033
Number of Holdings	504
Portfolio Turnover	135%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 16.3 Information Technology 13.2 Consumer Discretionary 11.7 Health Care 9.9 Real Estate 6.9 Materials 5.0 Consumer Staples 4.3 Communication Services 3.9 Energy 3.0 Utilities 2.9 Common Stocks 99.5 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.5 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 97.5 United Kingdom 1.2 Thailand 0.4 Bermuda 0.3 Sweden 0.2 Puerto Rico 0.2 Switzerland 0.1 Belgium 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 United Kingdom - 1.2 Thailand - 0.4 Bermuda - 0.3 Sweden - 0.2 Puerto Rico - 0.2 Switzerland - 0.1 Belgium - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) SoFi Technologies Inc Class A 0.9 Comfort Systems USA Inc 0.9 Pure Storage Inc Class A 0.8 EMCOR Group Inc 0.8 Anglogold Ashanti Plc 0.8 Sandisk Corp/DE 0.7 Ciena Corp 0.7 Reddit Inc Class A 0.7 Flex Ltd 0.6 Tapestry Inc 0.6 7.5
Fidelity Flex Mid Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Mid Cap Focused Index Fund
Class Name	Fidelity Flex® Mid Cap Focused Index Fund
Trading Symbol	FXMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Mid Cap Focused Index Fund for the period July 24, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Mid Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 4,392,771
Holdings Count | shares	404
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$4,392,771
Number of Holdings	404
Portfolio TurnoverA	3%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 22.4 Financials 16.4 Information Technology 12.8 Consumer Discretionary 11.7 Health Care 10.1 Real Estate 7.0 Materials 4.9 Consumer Staples 4.2 Communication Services 3.9 Energy 2.9 Utilities 2.9 Common Stocks 99.2 Short-Term Investments and Net Other Assets (Liabilities) 0.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.8 United States 98.3 United Kingdom 0.8 Bermuda 0.4 Belgium 0.2 Thailand 0.1 Sweden 0.1 Puerto Rico 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.3 United Kingdom - 0.8 Bermuda - 0.4 Belgium - 0.2 Thailand - 0.1 Sweden - 0.1 Puerto Rico - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Pure Storage Inc Class A 1.1 Flex Ltd 1.0 Coherent Corp 0.8 BWX Technologies Inc 0.8 Affirm Holdings Inc Class A 0.8 Talen Energy Corp 0.7 Five Below Inc 0.7 Guidewire Software Inc 0.7 NEXTracker Inc Class A 0.7 Tenet Healthcare Corp 0.6 7.9
Fidelity Flex Small Cap Focused Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Small Cap Focused Index Fund
Class Name	Fidelity Flex® Small Cap Focused Index Fund
Trading Symbol	FXSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Small Cap Focused Index Fund for the period July 24, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Small Cap Focused Index Fund A	$ 0 B	0.00%C
A Expenses for the full reporting period would be higher.
B Amount represents less than $.50
C Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 6,360,135
Holdings Count | shares	839
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2025)
KEY FACTS
Fund Size	$6,360,135
Number of Holdings	839
Portfolio TurnoverA	4%
A Amount not annualized
Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 19.6 Information Technology 16.6 Financials 16.4 Health Care 15.7 Consumer Discretionary 10.8 Real Estate 4.9 Energy 4.1 Communication Services 3.7 Materials 3.3 Utilities 2.4 Consumer Staples 2.1 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 98.1 Canada 0.8 Puerto Rico 0.3 Japan 0.2 Switzerland 0.2 Monaco 0.2 Israel 0.1 Ireland 0.1 Bermuda 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.1 Canada - 0.8 Puerto Rico - 0.3 Japan - 0.2 Switzerland - 0.2 Monaco - 0.2 Israel - 0.1 Ireland - 0.1 Bermuda - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Bloom Energy Corp Class A 1.4 Credo Technology Group Holding Ltd 1.3 Rocket Lab Corp 1.2 Rigetti Computing Inc Class A 0.8 Kratos Defense & Security Solutions Inc 0.8 D-Wave Quantum Inc 0.7 IonQ Inc 0.6 AST SpaceMobile Inc Class A 0.6 Centrus Energy Corp Class A 0.5 Lumen Technologies Inc 0.5 8.4